Document and Entity Information	Aug. 11, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000886982
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Series A Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Series C Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Series D Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	GS PrJ
Security Exchange Name	NYSE
Series K Six Point Three Seven Five Percentage Fixed To Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	GS PrK
Security Exchange Name	NYSE
M 5.793 Fixed To Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Ii [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Iii [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Series F Medium Term Notes Callable Fixed And Floating Rate Notes Due 2031 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series F, Callable Fixed Rate Notes due 2031 of GS Finance Corp.
Trading Symbol	GS/31B
Security Exchange Name	NYSE
Series E Medium Term Notes Index Linked Notes Due 2028 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp.
Trading Symbol	FRLG
Security Exchange Name	NYSEArca